Summary of Significant Accounting Policies and Estimates (Details Narrative) (10-K)		1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 12, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($) Number	Sep. 30, 2019 USD ($) Number	Dec. 31, 2019 USD ($) Number	Dec. 31, 2018 USD ($) Number	Jan. 02, 2019 USD ($)	Sep. 30, 2018 USD ($)
Term loan amount			$ 725,000					$ 725,000
Debt instrument principal amount			3,350,100					3,350,100
Debt issuance costs					23,000					23,000
Facility fee										20,000
Unamortized debt issuance cost			1,000		11,000			1,000		11,000
Foreign currency transaction gain loss										48,000	$ 41,000
Loss for the disposition of site equipment						$ 4,000			$ 24,000
Impairment charges					498,000
Impairment loss on goodwill				$ 662,000				$ 662,000			$ 261,000
Number of venues | Number								1,080			2,639
Percentage of entertainment network											56.00%
Number of venues declined | Number										1,440
Research and development costs										$ 26,000	$ 72,000
Amortization expense for capitalized software development										519,000	382,000
Capitalized software costs not subject to amortization					177,000		1,296,000			177,000	1,296,000
Advertising costs
Operating lease liabilities			5,000		3,300,000		3,458,000	$ 5,000		3,300,000	3,458,000	$ 3,458,000
Operating lease right-of-use assets			5,000		2,101,000			$ 5,000		$ 2,101,000		2,336,000
Adoption of Topic 842 [Member]
Operating lease liabilities												3,500,000
Operating lease right-of-use assets												$ 2,300,000
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives										P3Y
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives										P5Y
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives										P5Y
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives										P7Y
Vehicles [Member]
Estimated useful lives										P5Y
Software Development Projects [Member]
Impairment charges										$ 550,000	23,000
Buffalo Wild Wing [Member]
Shipping and related charges										175,000
Loss for the disposition of site equipment					580,000					$ 591,000
Impairment charges
Number of venues | Number								1,080	2,565		2,639
Percentage of entertainment network											46.00%
Number of venues declined | Number										1,440
Accounts receivable from related party					158,000		$ 552,000			$ 158,000	$ 552,000
Buffalo Wild Wing [Member] | Fixed Assets [Member]
Loss for the disposition of site equipment					96,000					127,000
Impairment charges
Avid Bank Term Loan [Member]
Debt instrument principal amount					2,750,000					2,750,000
Loan and Security Agreement [Member]
Term loan amount					2,750,000					2,750,000
Debt issuance costs					11,000					11,000
Unamortized debt issuance cost			$ 1,000		11,000			$ 1,000		11,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member]
Term loan amount													$ 4,000,000
Term of the loan													48 months
Debt instrument principal amount					$ 2,750,000					$ 2,750,000			$ 4,050,000
Debt instrument, periodic payment		$ 83,333
Debt instrument maturity date, description								The maturity date was changed from September 28, 2022 to December 31, 2020
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | April 2020 [Member]
Debt instrument, periodic payment								$ 125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | May 2020 [Member]
Debt instrument, periodic payment								125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | June 2020 [Member]
Debt instrument, periodic payment								125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | July 2020 [Member]
Debt instrument, periodic payment								300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | August 2020 [Member]
Debt instrument, periodic payment								300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | September 2020 [Member]
Debt instrument, periodic payment								300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | October 2020 [Member]
Debt instrument, periodic payment								300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | November 2020 [Member]
Debt instrument, periodic payment								300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | December 2020 [Member]
Debt instrument, periodic payment								$ 125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member]
Term loan amount	$ 433,000
Debt instrument, periodic payment	83,333
Principal prepayment of debt	350,000
Debt instrument, reducing outstanding principal balance	$ 2,000,000
Debt instrument maturity date, description	Under the terms of the amendment, the Company's financial covenants were changed, the maturity date of its term loan was changed from September 28, 2022 to December 31, 2020 (and as a result, the Company classified the total outstanding principal balance as a current liability on its balance sheet as of December 31, 2019), and commencing on April 30, 2020, the Company must make principal plus accrued interest payments on the last day of each month, such that its term loan will be repaid by December 31, 2020.
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | April 2020 [Member]
Debt instrument, periodic payment	$ 125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | May 2020 [Member]
Debt instrument, periodic payment	125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | June 2020 [Member]
Debt instrument, periodic payment	125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | July 2020 [Member]
Debt instrument, periodic payment	300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | August 2020 [Member]
Debt instrument, periodic payment	300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | September 2020 [Member]
Debt instrument, periodic payment	300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | October 2020 [Member]
Debt instrument, periodic payment	300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | November 2020 [Member]
Debt instrument, periodic payment	300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | Subsequent Event [Member] | December 2020 [Member]
Debt instrument, periodic payment	$ 125,000